Prepayment and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayment and other current assets
Schedule of prepayment and other current assets

	As of December 31,
	2021	2022	2022
			US$
	RMB	RMB	Note 2(e)
Advance to suppliers	100,878	13,157	1,908
Prepaid rental and deposits	73,639	64,036	9,284
Prepaid operational expenses	20,181	2,093	303
Deductible VAT-input	18,956	39,124	5,672
Others	61,241	20,571	2,983
Bad debt provision	—	(77,000)	(11,164)
	274,895	61,981	8,986